EQ ADVISORS TRUSTSM

EQ/BlackRock Basic Value Equity Portfolio

SUPPLEMENT DATED NOVEMBER 27, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the EQ/BlackRock Basic Value Equity Portfolio.

Effective November 15, 2019, the table in the section of the Summary Prospectus entitled “EQ/BlackRock Basic Value Equity Portfolio — Who Manages the Portfolio — Sub-Adviser: BlackRock Investment Management, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Tony DeSpirito	Managing Director of BlackRock, Inc.	November 2019
David Zhao	Managing Director of BlackRock, Inc.	November 2019
Franco Tapia, CFA®	Managing Director of BlackRock, Inc.	November 2019

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Effective November 15, 2019, the table in the section of the Prospectus entitled “EQ/BlackRock Basic Value Equity Portfolio — Who Manages the Portfolio — Sub-Adviser: BlackRock Investment Management, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Tony DeSpirito	Managing Director of BlackRock, Inc.	November 2019
David Zhao	Managing Director of BlackRock, Inc.	November 2019
Franco Tapia, CFA®	Managing Director of BlackRock, Inc.	November 2019

Effective November 15, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to include the following information:

Tony DeSpirito has been a Managing Director of BlackRock, Inc. since 2014. He was a Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.

David Zhao has been a Managing Director of BlackRock, Inc. since 2016. He was a Global Equity Senior Research Analyst and Principal at Pzena Investment Management from 2006 to 2016.

Franco Tapia, CFA® has been a Managing Director of BlackRock, Inc. since 2016. He was a Senior Equity Research Analyst and Portfolio Manager at Pzena Investment Management from 2006 to 2016.

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Effective November 15, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Investment Management, LLC” is amended to add the following information:

BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of October 31, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/BlackRock Basic Value Equity Portfolio
Tony DeSpirito	9	$24.56	6	$2.40	2	$311.3	0	$0	2	$192.1	2	$311.3
David Zhao	8	$24.24	6	$2.40	2	$311.3	0	$0	2	$192.1	2	$311.3
Franco Tapia	8	$24.24	6	$2.40	2	$311.3	0	$0	2	$192.1	2	$311.3

Ownership of Securities of the Portfolio as of October 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/BlackRock Basic Value Equity Portfolio
Tony DeSpirito	X
David Zhao	X
Franco Tapia	X

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